CHANGES IN CONTINGENTLY REDEEMABLE NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in CRNCI
Total CRNCI	$ 210,317	$ 209,007
Plus: Capital Contributions Attributable to CRNCI	2,116	1,348
Less: Return of Contributions	(36,000)
Less: Return of Contributions Attributable to CRNCI	(2,268)
Less: Net Loss Attributable to CRNCI	(900)	(38)
Total CRNCI	173,265	210,317	$ 209,007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	126,693	$ 134,792	148,140
Stock Awards		361,992
Balance	117,402	$ 126,693	134,792
Common Shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	$ 92	$ 92	$ 91
Stock Awards	1,139,403	439,408	361,992
Balance	$ 109	$ 92	$ 92
Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	275,648	272,787	269,832
Balance	281,563	275,648	272,787
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	(149,047)	(138,087)	(121,783)
Balance	$ (164,270)	$ (149,047)	$ (138,087)